Income Taxes - Schedule of Income Tax Expense (Details) (10-K) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net loss for the year	$ (165,714)	$ (11,080)	$ (7,109)	$ (7,838)	$ (9,198)	$ (10,602)	$ (183,903)	$ (27,638)	$ (42,263)	$ (53,906)
Statutory and effective tax rates									27.00%	27.00%
Income taxes expenses (recovery) at the effective rate									$ (11,406)	$ (14,555)
Effect of change in tax rates										(3,417)
Tax benefit not recognized									11,406	17,972
Income tax expense (recovery) and income tax liability (asset)